Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Compensation Expense

Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Cost of revenues	$879	$906	$621
Research and development expenses	19,737	18,055	12,696
Sales and marketing expenses	4,843	6,140	4,145
General and administrative expenses	6,022	7,262	7,150
Total	$31,481	$32,363	$24,612

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Equity award – share options(1)(4)	$16,672	$14,315	$11,176
Equity award – restricted shares(2)(3)	3,385	1,824	(730)
Equity award – restricted share units	5,588	11,712	11,455
Liability award – venture partners plan	5,836	4,512	2,711
Total	$31,481	$32,363	$24,612

(1)
Including share options granted to employees as part of post-combination compensation of US$5.7 million, US$4.0 million and US$0.4 million for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)
Including restricted shares granted by the Founder for equity classified award of US$0.7 million, US$0.2 million and US$0.1 million for the years ended December 31, 2021, 2022 and 2023, respectively.
(3)
Including restricted shares granted to employees as part of post-combination compensation of US$2.7 million, US$1.3 million and reversal of US$1.3 million due to certain employees’ failure to meet the service condition for the years ended December 31, 2021, 2022 and 2023, respectively.
(4)
Including an incremental $0.7 million of share-based compensation associated with the modification of the awards of an employee during 2021, where a portion of the employee’s options vesting was accelerated.

Schedule of Share Options Activity

The following table summarizes activities of the Company’s share options for the years ended December 31, 2021, 2022 and 2023:

Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted-average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted-average Grant Date Fair Value Per Share
		(US$)	In years	(US$)	In years
Outstanding at December 31, 2020	39,614,883	0.17	8.23	466,460,320	1.08
Granted(1)	8,799,568	0.09			7.07
Exercised	(14,235,844)	0.12		128,514,032
Forfeited	(1,469,760)	0.13
Outstanding at December 31, 2021	32,708,847	0.14	7.04	127,168,263	2.78
Granted	20,767,284	0.02			0.81
Exercised	(10,511,776)	0.08		17,775,175
Forfeited	(4,861,466)	0.12
Outstanding at December 31, 2022	38,102,889	0.09	7.53	34,025,386	1.69
Granted	3,559,045	0.10			0.58
Exercised	(5,200,688)	0.09		4,325,290
Forfeited	(3,734,416)	0.04
Outstanding at December 31, 2023	32,726,830	0.10	6.36	18,076,662	1.30
Vested and expected to vest at December 31, 2023	32,726,830	0.10	6.36	18,076,662	1.30
Exercisable at December 31, 2023	22,361,630	0.13	4.67	14,546,364	1.09

(1)
During 2021, the Company granted shares to employees that joined the Company following the acquisition of Easemob (Note 3). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the share options granted to the employees, 40% of the options will vest over a period of four years of continuous service starting from the stated vesting commencement date. 60% of the options are also subject to performance metrics based on an initial target, and performance is measured over predefined performance periods which ranges from one to five years; depending on the probability of achieving the performance targets, the number of shares options that vests could range from 0 to 60% of the target amount.

Schedule of Share Options, Fair Value Assumptions

The fair value of options granted under the Company’s Plans for the years ended December 31, 2021, 2022 and 2023 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2021	2022	2023
Exercise price	US$0.10	US$0.0001 - US$0.10	US$0.10
Fair value of the ordinary shares on the date of option grant	US$6.4850 - US$11.5675	US$0.6250 - US$1.6425	US$0.4950 - US$0.6375
Risk-free interest rate(1)	1.28% - 1.91%	2.35% - 3.88%	3.48% - 4.80%
Expected term (in years)	10	10	10
Expected dividend yield(2)	0%	0%	0%
Expected volatility(3)	54.16% - 56.70%	50.38% - 53.79%	55.18% - 56.32%
Expected forfeiture rate (post-vesting)	3%	3%	3%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)
The Company has no history or expectation of paying dividends on its ordinary shares.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of Restricted Share Activity

The following table summarizes the restricted shares activities:

Equity Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value Per Share
		(US$)
Outstanding at December 31, 2020	512,782	10.16
Granted	—	—
Vested	—	—
Outstanding at December 31, 2021	512,782	10.16
Granted	1,139,940	0.64
Vested	(298,704)	10.16
Outstanding at December 31, 2022	1,354,018	2.15
Vested	(1,154,880)	0.77
Forfeited	(199,138)	10.16
Outstanding at December 31, 2023	—	—

A restricted share unit (“RSU”) generally vest over a period of two to ten years of continuous service. The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value Per Share
		(US$)
Outstanding at December 31, 2020	263,621	10.30
Granted	4,106,498	7.10
Vested	(384,585)	8.84
Forfeited	(33,004)	10.09
Outstanding at December 31, 2021	3,952,530	7.12
Granted	17,166,304	1.48
Vested	(2,031,624)	5.50
Forfeited	(2,050,651)	2.45
Outstanding at December 31, 2022	17,036,559	2.19
Granted	6,690,100	0.80
Vested	(5,506,832)	(1.97)
Forfeited	(1,357,773)	1.12
Outstanding at December 31, 2023	16,862,054	1.71